Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 29, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A of Deutsche European Equity Fund (the “Fund”), a series of Deutsche Global/International Fund, Inc. (the “Registrant”) (Registration Nos. 033-05724; 811-04670) (the “Registration Statement”)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (Amendment No. 123).  Amendment No. 123 is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the 1933 Act) and Rule 8b-16 under the Investment Company Act of 1940 (the 1940 Act).  Amendment No. 123 relates solely to the Fund and does not relate to any other series of the Registrant.  By separate letter, the Registrant, on behalf of the Fund, intends to request acceleration of effectiveness for Amendment No. 123 to November 3, 2014. Below is a brief background of the Registrant’s filings with respect to the Fund.

On August 15, 2014, the Registrant filed with the Securities and Exchange Commission (the Commission) Post-Effective Amendment No. 120 to the Registration Statement (Amendment No. 120) pursuant to Rule 485(a)(2) under the 1933 Act and Rule 8b-16 under the 1940 Act. As noted in the transmittal letter for Amendment No. 120, the Fund is a newly created series of the Registrant.

As discussed with the Staff, Amendment No. 123 responds to Staff comments received with respect to Amendment No. 120, includes additional disclosure regarding related performance, and makes such other non-material changes as may be appropriate. As mentioned above, pursuant to Rule 461 under the 1933 Act, the Registrant, on behalf of the Fund and DeAWM Distributors, Inc., the Fund’s principal underwriter, will request, in a separate letter, an accelerated effective date of November 3, 2014 for Amendment No. 123. It is currently anticipated that the acceleration request will be filed on or about October 31, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           Elizabeth Reza, Esq., Ropes & Gray